ADVANCE TO SUPPLIERS (Tables)	6 Months Ended
Jun. 30, 2020
ADVANCE TO SUPPLIERS
Schedule of advances to suppliers

	June 30,	December 31,
	2020	2019
Forestry development program	1,149,832	1,087,149
Advance to suppliers	106,636	170,481
	1,256,468	1,257,630

Current	106,636	170,481
Non-current	1,149,832	1,087,149